EMPLOYEE BENEFIT PLANS - Severance obligation (Details) - Severance obligation - Colombia $ in Millions	12 Months Ended
	Dec. 31, 2025 COP ($) item	Dec. 31, 2024 COP ($) item
EMPLOYEE BENEFIT PLANS
Number of participants covered by plan | item	63	82
Defined benefit obligation at present value
EMPLOYEE BENEFIT PLANS
Present value of the obligation as of January 1	$ 9,351	$ 14,360
Current cost of service	179	267
Interest cost	724	1,116
Benefits paid	(4,219)	(5,369)
Net actuarial (gain) / loss due to changes in assumptions	(187)	13
Net actuarial (gain) due to plan experience	1,354	(1,036)
Defined obligation, unfunded as of December 31	$ 7,202	$ 9,351